Prepaid Expenses and Other Current Assets (Tables)	May 20, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 31, 2019 and 2018:

	December 31,
(in thousands)	2019	2018
Prepaid expenses	$5,072	$4,717
Deposits	61	66
Interest receivable on marketable securities	238	717

Total prepaid expenses and other current assets	$5,371	$5,500